Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule income tax (benefit) provision
	For the years ended December 31,
	2022	2021	2020
Current
China	$1,560	$-	$3,367,763
Deferred
China	807,410	(236,581)	(312,780)
Total	$808,970	$(236,581)	$3,054,983

Schedule of (Loss) profit before income taxes
	For the years ended December 31,
	2022	2021	2020

PRC	$(16,323,667)	$(6,034,466)	$15,150,941
Others	(5,991,765)	(2,916,447)	(138,671)
(Loss) profit before income taxes	$(22,315,432)	$(8,950,913)	$15,012,270

Schedule of income before income taxes and the actual provision of income taxes
	For the years ended December 31,
	2022	2021	2020
(Loss) profit before income taxes	$(22,315,432)	$(8,950,913)	15,012,270
PRC EIT rate	25%	25%	25%
Income taxes computed at statutory EIT rate	$(5,578,858)	$(2,237,728)	3,753,068
Reconciling items:
Effect of tax holiday and preferential tax rate	1,274,465	169,657	(581,434)
Effect of tax rates in foreign jurisdictions	1,497,723	728,965	(46,330)
Effect of non-deductible expense	13,917	4,403	5,202
Effect of non-deductible share-based compensation	682,492	-	-
Super deduction of qualified R&D expenditures	-	(107,975)	(75,523)
Changes in valuation allowance	2,919,231	1,206,097	-
Income tax expense (benefit)	$808,970	$(236,581)	3,054,983
Effective tax rate	(3.63)%	2.64%	20.35%

Schedule of deferred tax assets
	As of December 31,
	2022	2021
Deferred tax assets
Net operating loss carry forwards	$1,934,559	$978,216
Provision for doubtful debts	1,439,947	1,092,140
Impairment on inventory	398,578	-
Impairment of long-lived assets	163,420	-
Deferred tax assets, gross	3,936,504	2,070,356
Less: valuation allowance	(3,936,504)	(1,218,319)
Deferred tax assets, net	$-	$852,037

Deferred tax liabilities
Assets acquired in the asset acquisition	$199,583	-

Schedule of expiration of carry forward operating loss
For the years ending December 31,
2023	$5,360
2024	522,780
2025	166,113
2026	12,894
2027	9,423,368
Total	$10,130,515